Document and Entity Information	Jul. 01, 2025
Cover [Abstract]
Entity Registrant Name	SERVOTRONICS INC /DE/
Amendment Flag	false
Entity Central Index Key	0000089140
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 01, 2025
Entity File Number	001-07109
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	16-0837866
Entity Address, Address Line One	1110 Maple Street
Entity Address, City or Town	Elma
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14059-0300
City Area Code	(716)
Local Phone Number	655-5990
Security 12b Title	Common stock
Trading Symbol	SVT
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false